ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2021	2020
Casino	$321,808	$460,863
Hotel	907	1,011
Other	189	1,537

Sub-total	322,904	463,411
Less: allowances for credit losses (1)	(268,413)	(333,792)

	54,491	129,619
Non-current portion	—	—

Current portion	$54,491	$129,619

Note
(1)
As of December 31, 2021 and 2020, the allowances for credit losses of $14,989 and $16,517 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The Company’s allowances for casino credit losses were 83.4% and 72.2% of gross casino accounts receivables as of December 31, 2021 and 2020, respectively. The Company’s allowances for credit losses from its hotel and other receivables are not material.
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of year	$333,792	$258,019	$228,344
Provision for credit losses	6,426	131,845	32,888
Write-offs	(69,712)	(57,868)	(4,460)
Effect of exchange rate	(2,093)	1,796	1,247

Balance at end of year	$268,413	$333,792	$258,019